UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Suite 302
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin
   Elkhart, Indiana
   August 5, 2002

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total:     25 items

Form 13F Information Table Value Total:  $244,413 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   NONE

                                       FORM 13F INFORMATION TABLE

        Column 1       Column 2  Column 3     Column 4           Column 5         Column 6  Column 7           Column 8

                       Title                  Value      Shrs Or    Sh/  Put/ Investment  Other         Voting Authority
    Name Of Issuer     of Class  Cusip        (X$1000)   Prn Amt    Prn  Call Discretion  Managers  Sole       Shared  None

AMERICAN EXPRESS
   CO COM             COM      025816109    1,193      32,850                 SOLE                32,850
BERKSHIRE HATHAWAY
   INC DEL CL B       COM      084670207    9,754       4,366                 SOLE                 4,249                117
CLAYTON HOMES
   INC COM            COM      184190106   25,037   1,584,590                 SOLE             1,536,290             48,300
DISNEY WALT CO
  COM DISNEY          COM      254687106   12,748     674,500                 SOLE               658,050             16,450
DOLLAR GEN CORP COM   COM      256669102   31,502   1,655,405                 SOLE             1,613,675             41,730
DOVER CORP COM        COM      260003108   19,408     554,515                 SOLE               539,710             14,805
EMMIS COMMUNICATIONS
  CORP CL A           COM      291525103   25,615   1,208,805                 SOLE             1,181,010             27,795
FRANKLIN ELEC
  INC COM             COM      353514102      367       7,800                 SOLE                 7,800
GAP INC DEL COM       COM      364760108   18,094   1,274,195                 SOLE             1,244,895             29,300
HON INDS INC COM      COM      438092108   20,169     740,960                 SOLE               722,875             18,085
INTERPUBLIC GROUP
  COS INC COM         COM      460690100      220       8,900                 SOLE                 8,900
KAYDON CORP COM       COM      486587108      756      32,000                 SOLE                31,800                200
KEYCORP NEW COM       COM      493267108      244       8,946                 SOLE                 8,946
LAMAR ADVERTISING
  CO CL A             COM      512815101   24,284     652,620                 SOLE               635,400             17,220
LEGGETT & PLATT
  INC COM             COM      524660107   15,295     653,635                 SOLE               635,950             17,685
MCDONALDS CORP COM    COM      580135101   20,407     717,285                 SOLE               699,210             18,075
MERCURY GENL CORP
  NEW COM             COM      589400100    9,595     197,829                 SOLE               194,089              3,740
MICROSOFT CORP COM    COM      594918104      235       4,300                 SOLE                 4,300
MUELLER INDS INC COM  COM      624756102      363      11,422                 SOLE                11,422
PROGRESSIVE CORP
   OHIO COM           COM      743315103      787      13,608                 SOLE                13,608
SKYLINE CORP COM      COM      830830105      360      10,900                 SOLE                10,900
TORCHMARK CORP COM    COM      891027104      229       6,000                 SOLE                 6,000
UNION ACCEP CORP COM  COM      904832102    2,943     707,476                 SOLE               693,776             13,700
WABASH NATL CORP COM  COM      929566107    4,178     417,847                 SOLE               410,360              7,487
WELLS FARGO &
   CO NEW COM         COM      949746101      631      12,600                 SOLE                12,600
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